Nature of the Business	3 Months Ended
Mar. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Nature of the Business	Nature of the Business
Autolus Therapeutics plc (the “Company”) is a biopharmaceutical company developing next-generation programmed T cell therapies for the treatment of cancer. Using its broad suite of proprietary and modular T cell programming technologies, the Company is engineering precisely targeted, controlled and highly active T cell therapies that are designed to better recognize cancer cells, break down their defense mechanisms and attack and kill these cells. The Company believes its programmed T cell therapies have the potential to be best-in-class and offer cancer patients substantial benefits over the existing standard of care, including the potential for cure in some patients.
The Company is subject to risks and uncertainties common to early-stage companies in the biotechnology industry, including, but not limited to, development by competitors of new technological innovations, dependence on key personnel, protection of proprietary technology, compliance with government regulations and the ability to secure additional capital to fund operations. Product candidates currently under development will require significant additional research and development efforts, including preclinical and clinical testing and regulatory approval, prior to commercialization. These efforts require significant amounts of capital, adequate personnel and infrastructure and extensive compliance-reporting capabilities. Even if the Company’s product development efforts are successful, it is uncertain when, if ever, the Company will realize revenue from its product sales.

The Company has funded its operations primarily with proceeds from the sale of its equity securities and more recently, from strategic financing arrangements and collaborations. The Company has incurred recurring losses since its inception, including net losses of $37.1 million and $33.3 million for the three months ended March 31, 2022 and 2021, respectively. The Company had an accumulated deficit of $558.4 million and $521.3 million as of March 31, 2022 and December 31, 2021, respectively. The Company expects to continue to generate operating losses for the foreseeable future. As of the date these financial statements are issued, the Company expects that its cash on hand at March 31, 2022 of $268.6 million will be sufficient to fund the Company’s operations for at least twelve months from the issuance date of these unaudited condensed consolidated financial statements. The future viability of the Company beyond that point is dependent on its ability to raise additional capital to finance its operations. The Company’s inability to raise additional capital as and when needed could have a negative impact on its financial condition and ability to pursue its business strategies. There can be no assurances, however, that the Company's current operating plans will be achieved or that the Company can obtain additional funding on terms acceptable to the Company, or at all.
Blackstone Agreements
On November 6, 2021, the Company concurrently entered into the following agreements with BXLS V - Autobahn L.P, ("Blackstone"): (i) Strategic Collaboration and Financing Agreement (the “Blackstone Collaboration Agreement"), (ii) Securities Purchase Agreement (the “Blackstone Securities Purchase Agreement”), (iii) Warrant Agreement (the “Blackstone Warrant”) and (iv) a Registration Rights Agreement (the “Blackstone Registration Rights Agreement”). The Blackstone Collaboration Agreement, the Blackstone Securities Purchase Agreement, the Blackstone Warrant and the Blackstone Registration Rights Agreement are collectively referred to as the "Blackstone Agreements". The Blackstone Agreements were entered into and in contemplation of one another and, accordingly, the Company assessed the accounting for the Blackstone Agreements in the aggregate.
Blackstone Collaboration Agreement
Pursuant to the Blackstone Collaboration Agreement, Blackstone agreed to pay the Company up to $150 million to support the continued development of the Company's CD19 CAR T cell investigational therapy product candidate, obecabtagene autoleucel (obe-cel), as well as next generation product therapies of obe-cel in B-cell malignancies. The first $50 million was paid by Blackstone as an upfront payment and the remainder (up to $100 million) will be payable to the Company upon the achievement of certain specified clinical, manufacturing and regulatory milestones (each such payment, a “Blackstone Development Payment” and collectively, the "Blackstone Development Payments"). For further details of the Blackstone Collaboration Agreement, see Note 9, “Liability related to future sale of royalties and sales milestones, net".
Blackstone Securities Purchase Agreement
Pursuant to the Blackstone Securities Purchase Agreement, the Company sold 17,985,611 American Depositary Shares, ("ADSs") representing 17,985,611 ordinary shares, at a private placement price of $5.56 per ADS to Blackstone resulting in gross proceeds of $100 million.  The Company received aggregate net proceeds of $98.0 million, after deducting its costs and issuance expenses. On April 15, 2022, pursuant to the Blackstone Registration Rights Agreement, the Company filed a registration statement with the Securities and Exchange Commission (the “SEC”) for the purpose of registering the ordinary shares underlying the ADSs issued to Blackstone pursuant to the Blackstone Securities Purchase Agreement and the ordinary shares underlying the ADSs to be issued to Blackstone upon valid exercise of the Blackstone Warrant.
Blackstone Warrant Agreement
Pursuant to the Blackstone Warrant, the Company issued Blackstone a warrant to purchase up to 3,265,306 ADSs representing 3,265,306 of the Company's ordinary shares, at an exercise price of $7.35 per ADS. The Blackstone Warrant is exercisable in whole or in part until November 6, 2026.
Impact of COVID-19 Pandemic
While the Company has not experienced any significant financial impact to date, as a result of the ongoing coronavirus 2019 (“COVID-19”) pandemic, the overall disruption caused by the COVID-19 pandemic on global healthcare systems, and the other risks and uncertainties associated with the pandemic, could cause its business, financial condition, results of operations and growth prospects to be materially adversely affected.
The Company implemented a COVID-19 surveillance testing program available to Company staff who work on-site at the Company’s U.K. facility to minimize the spread of COVID-19 pandemic within the Company. The Company continues to track COVID-19 developments in Europe and the United States closely for their potential impact on the Company’s clinical trial sites, contract research organizations, logistics and supply chain to ensure it can continue to maintain clinical trial conduct and data integrity. As the patients in the Company’s clinical trials are severely immune suppressed as a consequence of their underlying disease and the treatment they receive in the trials, the Company is also monitoring other transmissible infectious diseases, including influenza.
The Company is not aware of any specific event or circumstance that has impacted on its operations in a manner which would require the Company to update its estimates, judgments or revise the carrying value of its assets or liabilities during the three months ended March 31, 2022. However, these estimates may change, as new events occur and additional information is obtained, relating to the COVID-19 pandemic or otherwise. Changes in estimates would be recognized in the unaudited condensed consolidated financial statements as soon as they become known.